CONVERTIBLE DEBT (Details 2)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Dividend yield	0.00%	0.00%
Maximum [Member]
Contractual terms (in years)		8 months 30 days
Risk-free interest rate		3.75%
Expected volatility		157.20%
Minimum [Member]
Contractual terms (in years)		1 year 2 months 30 days
Risk-free interest rate		1.46%
Expected volatility		87.90%